ASSET RETIREMENT OBLIGATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ASSET RETIREMENT OBLIGATION
Opening balance	$ 1,009	$ 621
New obligations	46	383
Change in estimate	(120)
Accretion expense	17	5
Ending balance	$ 952	$ 1,009
Discount rate used (in percent)	5.26%	3.62%
Term of completion of reclamation work (in years)	28 years